Changes in the Group - Assets Held For Sale and Business Disposals (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Business Combinations [Line Items]
Assets classified as held-for-sale	£ 25	£ 11
Discontinued operations
Disclosure Of Business Combinations [Line Items]
Total assets held-for-sale	256
Assets held for sale, net of impairment on non current assets	244
Assets classified as held-for-sale	25
Discontinued operations | Brascuba Cigarrillos S.A
Disclosure Of Business Combinations [Line Items]
Impairment of non-current assets held-for-sale - Brascuba	(12)
Excess impairment beyond non-current assets held-for-sale - Brascuba	£ (219)